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                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT

                         (LIBERTY LIFE'S SPECTRUM SELECT
            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT)


                   Supplement to Prospectus Dated May 1, 2001


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For contracts issued for delivery in California:

    Effective January 30, 2002, the Asset Allocation Models described on page 20 and the following sub-accounts as described on pages 21 - 24 are available:

         -   AIM V.I. New Technology
         -   Dreyfus IP Emerging Leaders
         -   Dreyfus IP Technology Growth
         -   Franklin Large Cap Growth
         -   Franklin Growth and Income
         -   Franklin Strategic Income
         -   Franklin Money Market
         -   Templeton Growth
         -   MFS VIT Investors Trust
         -   MFS VIT Capital Opportunities
         -   MFS VIT High Income


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Supplement Dated January 30, 2002                                SVUL-200201 CA